Financial Risk Management Objectives and Policies - Summary of Sensitivity to Reasonably Possible Change in Exchange Rates (Details) - Foreign Currency Risk - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
US$ Strengthens Against RMB
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in the rate of foreign currency	5.00%	5.00%
Decrease/ (increase) in loss before tax	$ 1,011	$ 473
US$ Weakens Against RMB
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in the rate of foreign currency	(5.00%)	(5.00%)
Decrease/ (increase) in loss before tax	$ (1,011)	$ (473)
US$ Strengthens Against EUR
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in the rate of foreign currency	5.00%	5.00%
Decrease/ (increase) in loss before tax	$ (680)	$ (501)
US$ Weakens Against EUR
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in the rate of foreign currency	(5.00%)	(5.00%)
Decrease/ (increase) in loss before tax	$ 680	$ 501